ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	100.00%
Property, plant and equipment under operating leases [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	the shorter of 50 years and the remaining period of the lease for freehold/longand short leasehold premises
Leasehold improvements [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	the shorter of 10 years and, if lease renewal is not likely, the remaining period of the lease for leasehold improvements
Fixtures and fittings [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 to 20 years for fixtures and furnishings
Motor vehicles [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2 to 8 years for other equipment and motor vehicles.
Bottom of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	20.00%
Bottom of range [member] | Brand names [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	50.00%
Top of range [member] | Computer software [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	7
Top of range [member] | Brand names [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years